Related party transactions - Balances with related parties (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related party transactions
Amounts due from related parties	¥ 102,885	$ 14,981	¥ 53,630	$ 7,776	¥ 51,937
Amounts due to related parties	5,607	$ 816	3,004	$ 436	1,772
Trip.com Group
Related party transactions
Amounts due from related parties	102,885		53,630		51,937
Amounts due to related parties	¥ 5,607		¥ 3,004		¥ 1,772